Acquisition of Properties (Details) (USD $)	3 Months Ended		9 Months Ended		0 Months Ended	3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 item	Sep. 30, 2013	Dec. 18, 2013	Jun. 30, 2014
Acquisition of Properties
Number of property acquisitions			0
Actual
Total operating revenues	$ 100,346,000	$ 68,851,000	$ 304,980,000	$ 188,857,000
Total operating expenses	71,589,000	56,756,000	201,649,000	138,466,000
Operating income	28,757,000	12,095,000	103,331,000	50,391,000
Net income (loss)	52,230,000	(15,492,000)	52,434,000	31,471,000
Earnings per share, basic (in dollars per share)	$ 0.76	$ (0.07)	$ 0.76	$ (0.07)
Earnings per share, diluted (in dollars per share)	$ 0.76	$ (0.07)	$ 0.76	$ (0.07)
Sabine acquisition
Acquisition of Properties
Purchase price					193,500,000	179,200,000
Oil and gas properties
Unproved					32,964,000
Proved					147,024,000
Asset retirement obligations					(824,000)
Total purchase price					179,164,000
Pro Forma
Total operating revenue		81,408,000		228,780,000
Total operating expenses		65,428,000		166,262,000
Operating income		15,980,000		62,518,000
Net income (loss)		$ (11,607,000)		$ 43,598,000
Earnings per share, basic (in dollars per share)		$ (0.02)		$ (0.02)
Earnings per share, diluted (in dollars per share)		$ (0.02)		$ (0.02)